UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, November 17, 2009


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$25,328

List of Other Included Managers:    NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      352     4766 SH       SOLE                     2966              1800
Altria Group Inc               COM              02209S103      337    18934 SH       SOLE                    15534              3400
American Express Co.           COM              025816109      289     8535 SH       SOLE                     7235              1300
BP-Amoco                       COM              055622104      338     6358 SH       SOLE                     3258              3100
Big Lots Inc                   COM              089302103      669    26750 SH       SOLE                    24250              2500
Chevron Corporation            COM              166764100      223     3162 SH       SOLE                     2658               504
Citigroup Inc                  COM              172967101      505   104436 SH       SOLE                    84109             20327
Erie Indemnity Co              COM              29530P102     2210    59004 SH       SOLE                     6296             52708
Exxon Mobil Corp               COM              30231G102      508     7409 SH       SOLE                     1559              5850
General Electric Co            COM              369604103      254    15473 SH       SOLE                     9173              6300
H J Heinz Co                   COM              423074103      218     5478 SH       SOLE                     4378              1100
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Johnson & Johnson              COM              478160104      215     3535 SH       SOLE                     2435              1100
Kraft Foods Inc Cl A           COM              50075N104      261     9947 SH       SOLE                     7780              2167
L-3 Communications Holdings    COM              502424104      309     3850 SH       SOLE                     3250               600
Lorillard Inc.                 COM              544147101      223     3000 SH       SOLE                     2300               700
McDonald's Corp.               COM              580135101      466     8159 SH       SOLE                     7070              1089
McKesson Hboc Inc.             COM              58155Q103      200     3360 SH       SOLE                     2435               925
Philip Morris Int'l            COM              718172109     1004    20594 SH       SOLE                    17194              3400
Procter & Gamble Co            COM              742718109      364     6280 SH       SOLE                     5880               400
Union Pacific Corp.            COM              907818108      292     5000 SH       SOLE                                       5000
CGM Focus Fd                   MF               125325506     1128    40373 SH       SOLE                    39473               900
Dodge & Cox Stk Fd             MF               256219106     1184    12834 SH       SOLE                    12576               258
ProShares Ultrashort S&P500 In MF               74347R883      736    18225 SH       SOLE                    17125              1100
Vanguard Index 500             MF               922908108     1620    16624 SH       SOLE                    15713               911
Vanguard Morgan Growth         MF               921928107      294    20560 SH       SOLE                    13410              7150
Vanguard TTL Stock Mkt ETF     MF               922908769      386     7204 SH       SOLE                     4804              2400
iShares S&P 500 ETF            MF               464287200      387     3654 SH       SOLE                     2454              1200
CGM Realty Fund                MF               125325407      393    19665 SH       SOLE                    19395               270
Buffalo Science & Technology F MF               119530103     1266   105397 SH       SOLE                   103402              1995
Calamos Growth Fd              MF               128119302      264     6391 SH       SOLE                     6391
Janus MC Value Fd              MF               471023598     1361    71385 SH       SOLE                    70918               468
Rainier Small/Mid Growth Fd    MF               750869208      201     8162 SH       SOLE                     8162
T Rowe MC Growth               MF               779556109      236     5215 SH       SOLE                     5215
iShares Russell MC Growth ETF  MF               464287481     1188    27936 SH       SOLE                    25680              2256
iShares Russell MC Value ETF   MF               464287473     1024    28907 SH       SOLE                    28016               891
Heartland Value Plus Fd        MF               422352500      296    13325 SH       SOLE                    12936               389
Royce Value Fund               MF               780905733      201    20649 SH       SOLE                    19922               727
Scout SC Fd                    MF               81063U305      875    71545 SH       SOLE                    70593               952
iShares Russell 2000 Growth ET MF               464287648      226     3461 SH       SOLE                     3283               178
iShares Russell 2000 Value ETF MF               464287630      325     5755 SH       SOLE                     5589               166
Artio In'tl Equity Fd          MF               04315j407      278     9524 SH       SOLE                     9524
Scout Int'l Fd                 MF               81063U503     2218    78893 SH       SOLE                    77242              1651